Stein Roe Advisor Funds
Annual Report
June 30, 1998

Picture of Bonds

Stein Roe Advisor Funds

Taxable Bond Funds
Stein Roe Advisor Intermediate Bond Fund

Logo of: STEIN ROE ADVISOR INTERMEDIATE BOND FUND
              Sensible Risks. Intelligent Investments (SM)

Contents

Fund Performance.......................................................      1

   How the Stein Roe Advisor Intermediate Bond
   Fund has done over time

Q&A

   Interview with the portfolio manager and summary of investment activity
Stein Roe Advisor Intermediate Bond Fund...............................      2

Portfolio of Investments...............................................      3

   Complete lists of investments with market values

Financial Statements...................................................      8

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements..........................................     14

Financial Highlights...................................................     16

   Selected per-share data

Report of Independent Auditors.........................................     18



                Must be preceded or accompanied by a prospectus.

Fund Performance
--------------------------------------------------------------------------------

         There are several ways to evaluate a fund's historical performance. You can look at the cumulative return percentage, the average annual return percentage or the growth of a hypothetical $10,000 investment. Each performance figure includes changes in a fund's share price, plus reinvestment of any dividends (net investment income) and capital gain distributions (the profits the fund earns when fixed income securities grow in value).


                          Average Annual Total Returns
                           Periods ended June 30, 1998
----------------------------------------------------------------------------------------------------------------------------

                                                                          Past 1        Past 3         Past 5        Past 10
                                                                           Year          Years          Years         Years
----------------------------------------------------------------------------------------------------------------------------
ADVISOR INTERMEDIATE BOND FUND                                             9.24%         7.92%          6.50%          8.23%
Lehman Intermediate Government/
Corporate Bond Index                                                       8.54          6.91           6.11           8.25


GROWTH of a $10,000 investment for the years ended June 30.

--------------------------------------------------------------------------------
Stein Roe Advisor Intermediate Bond Fund

Chart of Stein Roe Advisor Intermediate Bond Fund



                   Advisor Intermediate          Lehman Intermediate
                        Bond Fund          Government/Corporate Bond Index


6/30/88                   10000                        10000
6/30/89                   11069                        11022
6/30/90                   11630                        11884
6/30/91                   12833                        13135
6/30/92                   14596                        14864
6/30/93                   16098                        16424
6/30/94                   15982                        16382
6/30/95                   17553                        18081
6/30/96                   18488                        18987
6/30/97                   20195                        20357
6/30/98                   22062                        22096


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. TOTAL RETURN PERFORMANCE INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF INCOME AND CAPITAL GAIN DISTRIBUTIONS. Total return figures do not include sales charges or contingent deferred sales charges (CDSC). Class K shares may be purchased only through certain intermediaries, including certain bank trust departments, wrap fee programs and retirement plans. The Advisor currently limits expenses on Class K shares to 1.00% of average net assets. Absent this limit, total return would be less. Historical performance for Class K shares for the period prior to 2/4/98 is based on the performance of the SR&F Intermediate Bond Portfolio, restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving any effect to fee waivers and assuming reinvestment of dividends and capital gains. This graph compares the performance of the Stein Roe Advisor Intermediate Bond Fund to the Lehman Intermediate Government/Corporate Bond Index, an unmanaged group of stocks not associated with any Stein Roe fund.

Q&A
--------------------------------------------------------------------------------

An Interview with Mike Kennedy, Portfolio Manager of Advisor Intermediate Bond Fund and SR&F Intermediate Bond Portfolio

Fund Data

   Investment Objective:

         Seeks high current income consistent with capital preservation by investing primarily in a diversified portfolio of marketable debt securities. The dollar-weighted average life of its portfolio is expected to be between three and 10 years.

Q: How did the Fund perform?
A: For the fiscal year ended June 30, 1998, Advisor Intermediate Bond Fund returned 9.24 percent, amply outperforming the 8.54 percent return of the Lehman Intermediate Government/Corporate Bond Index, yet underperforming the 9.53 percent return of the Lipper intermediate investment grade debt fund peer group.

Q: How did events in the corporate bond market affect the portfolio's holdings?

A: The fiscal year started out strong for corporate bonds. Then in October, the currency crisis in Asia spread to worldwide markets. As a result, bond investors focused on safer Treasury bonds, which led to a subsequent rally. Corporate bonds historically falter more than other fixed income securities in periods of stock market volatility because, by their nature, they reflect the activity of stocks. When the equity markets stabilized in the first quarter of 1998, corporate bonds rebounded. Then in the most recent quarter, corporate bonds decreased in value slightly as low interest rates generated excess supply from corporations wishing to borrow at low rates. In addition, turmoil in Asia resurfaced. We believe that together, these factors caused interest in U.S. corporate bonds to once again waver.

Q: How did you position the portfolio throughout the year?

A: Because corporate bonds led the market this year, they also drove most of our decisions regarding the portfolio's trading activity. Although we were overweighted in corporate bonds for the entire year -- compared to other investments -- we shifted assets between the corporate and Treasury sectors in response to changing market conditions. We made shifts based on supply and demand and sector performance. For example, during the fourth quarter of 1997, the Asian currency crisis created fears that corporate earnings would be negatively impacted and affect bond prices. In response, we shifted our position in Treasuries from four percent to more than 20 percent of the portfolio's total net assets. This move allowed us to take advantage of the Treasury market rally and helped to offset the Asian crisis' negative impact on our performance. Then, around mid-January, when we saw a turnaround in the corporate market, we sold all of our Treasury holdings to acquire a full position in corporate bonds. We recently shifted back to Treasuries to take advantage of the rally triggered by continuing turmoil in Asia, but near the end of the fiscal year, we began rebuilding our position in corporate bonds.

Q: What's your current outlook for corporate bonds?

A: We think corporate bonds are at their most attractive levels in three years. Their credit quality is good and yields are attractive. We plan to focus our investing in this sector in coming months. However, it seems that many investors are waiting for sustained interest-rate stability and an easing of supply before they invest in corporate bonds. We think the key to a shift in confidence will be stability in the Asian markets and specifically, evidence that Japan is effectively addressing its financial problems. We also believe that if the economy continues to grow at a moderate pace in coming months, that interest rates will remain stable.

Q: What is your current outlook for the mortgage securities sector?

A: Although the attractiveness of the mortgage securities sector is improving, in our opinion it is still not as attractive as the corporate bond sector. Therefore, we will wait for mortgage yields to become more attractive relative to corporate bonds before we shift significant assets to that sector.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Portfolio holdings are as of June 30, 1998; portfolio data is subject to change. Holdings are disclosed as a percentage of SR&F Intermediate Bond Portfolio's total net assets. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The Lehman Intermediate Government/Corporate Bond Index represents an unmanaged group of bonds that differs from the composition of the portfolio; it is not available for direct investment. According to Lipper Analytical Services, Inc., an independent monitor of mutual fund performance, the median returns for the Fund's intermediate investment grade debt fund peer group for the one-, five- and 10-year periods ended June 30, 1998, were 9.53 percent, 6.05 percent and 8.21 percent, respectively.

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

SR&F Intermediate Bond Fund Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Investments at June 30 1998
(Dollar amounts in thousands)

                                                                                                        PRINCIPAL          MARKET
LONG-TERM OBLIGATIONS (94.4%)                                                                              AMOUNT           VALUE
U.S.-GOVERNMENT-OBLIGATIONS-(4.6%)--------------------------------------------------------------------------------------------------
U.S. Treasury Notes
   7.250% 5/15/04................................................................................         $ 2,500         $ 2,712
   5.625% 5/15/08................................................................................           3,750           3,801
U.S. Treasury Bonds
   7.500% 11/15/16...............................................................................           1,850           2,220
   6.125% 11/15/27...............................................................................          10,650          11,415
                                                                                                                          -------
                                                                                                                           20,148
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (6.0%)
FHLMC Gold
   12.000% 7/1/20................................................................................           2,589           2,971
FHLMC Remic Trust
   9.500% 4/15/19 Series 11 Class C..............................................................             134             137
FNMA
   8.500% 4/1/01.................................................................................               1               1
   8.500% 5/1/03.................................................................................               8               8
   8.500% 9/1/03.................................................................................              63              65
   8.500% 11/1/03................................................................................             106             109
   6.000% 4/1/09.................................................................................          10,282          10,177
   11.250% 11/1/13 (FHA/VA guaranteed)...........................................................             112             127
   6.000% 1/1/24.................................................................................             800             781
   6.000% 3/1/24.................................................................................           2,327           2,273
FNMA Remic Trusts
   7/25/98 Series 1991-91 Class SA-IO............................................................           1,331              17
   9.250% 3/25/18 Series 1988-4 Class Z..........................................................           2,747           2,920
GNMA
   8.000% 1/15/08................................................................................             379             394
   8.000% 2/15/08................................................................................             262             272
   8.000% 4/15/08................................................................................             323             335
   8.000% 5/15/08................................................................................             335             348
   8.000% 6/15/08................................................................................           2,011           2,088
   8.000% 7/15/08................................................................................             394             409
   9.000% 6/15/16................................................................................             107             116
   9.000% 8/15/16................................................................................              66              72
   9.000% 10/15/16...............................................................................             146             158
   7.125% 7/20/25 ARM (Floating Rate)............................................................           2,782           2,836
                                                                                                                          -------
                                                                                                                           26,614
AIRLINES (0.8%)
United Airlines Series 1991-A1 9.200% 3/22/08....................................................           3,060          3,501

ASSET-BACKED OBLIGATIONS (3.3%)
ALPS Pass-Through Trust
   Series 1994-1 Class C 9.350% 9/15/04..........................................................           3,482           3,717
Contimortgage Home Equity Loan Trust
   7.420% 3/15/28 Series 1997-1 Class M1.........................................................             750             763
   7.670% 3/15/28 Series 1997-1 Class M2.........................................................           2,875           2,927
First Boston Mortgage Securities Series 1993-H1 Class A-IO
   (Effective Yield 12.820%) 9/28/13.............................................................          14,275             558
Greentree Home Improvement Loan Pass-ThroughTrust
   Series 1994-A Class A 7.050% 3/15/14..........................................................           1,460           1,486
IMC Home Equity Loan Trust Series 1997-3 Class M2
   7.550% 8/20/28................................................................................           5,000           5,116
                                                                                                                          -------
                                                                                                                           14,567


SR&F Intermediate Bond Fund Portfolio CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL          MARKET
                                                                                                           AMOUNT           VALUE
AUTOMOTIVE-(1.6%)-------------------------------------------------------------------------------------------------------------------
Chrysler 7.450% 3/1/27...........................................................................         $ 1,750         $ 1,952
Federal-Mogul 7.500% 7/1/04......................................................................           5,000           5,007
                                                                                                                          -------
                                                                                                                            6,959
BANKING (8.1%)
Bank One Texas 6.250% 2/15/08....................................................................           5,000           4,988
BankBoston 6.375 4/15/08.........................................................................          13,000          13,029
Deutsche Ausgleichsbank Series E Medium-Term Note
   7.000% 9/24/01................................................................................           4,000           4,146
First Federal of Michigan
   Zero Coupon (Yield to Maturity 7.343%) 2/26/05................................................           6,500           4,426
Merita Bank 7.150% 12/29/49......................................................................           4,500           4,580
Riggs Capital Trust 8.625% 12/31/26 (a)..........................................................           4,000           4,315
                                                                                                                          -------
                                                                                                                           35,484
BUILDING & CONSTRUCTION (2.6%)
Hanson Overseas (Yankee Issue) 7.375% 1/15/03....................................................           6,000           6,297
Kaufman & Broad Home 7.750% 10/15/04.............................................................           2,000           1,985
PYCSA Panama 10.280% 12/15/12 (a)................................................................           3,250           3,118
                                                                                                                          -------
                                                                                                                           11,400
CABLE & MEDIA (4.9%)
Groupe Videotron (Yankee Issue) 10.625% 2/15/05..................................................           3,000           3,315
News America Holdings 8.625% 2/1/03..............................................................           7,500           8,170
Paramount Communications 7.500% 1/15/02..........................................................           3,000           3,113
Rogers Cablesystems (Yankee Issue) 9.625% 8/1/02.................................................           3,000           3,195
Viacom International 10.250% 9/15/01.............................................................           3,500           3,876
                                                                                                                          -------
                                                                                                                           21,669
CHEMICALS (1.4%)
BOC Group 5.875% 1/29/01.........................................................................           6,100           6,084

ELECTRONICS (2.0%)
Pan Pacific Industrial Investment (Yankee Issue)
   Zero Coupon (Yield to Maturity 8.834%) 4/28/07 (a)............................................          10,000           3,536
Sony 6.125% 3/4/03...............................................................................           5,000           5,026
                                                                                                                          -------
                                                                                                                            8,562
FOOD & BEVERAGE (0.1%)
NBTY Series B 8.625% 9/15/07.....................................................................             625             634

FINANCIAL (10.1%)
Amvescap 6.600% 5/15/05 (a)......................................................................           7,500           7,576
Banctec 7.500% 6/1/08 (a)........................................................................           4,000           4,066
Bistro Trust 9.500% 12/31/02 (a).................................................................           3,000           3,026
Cigna CBO Series 1996-1 Class A-2 6.460%11/15/08 (a).............................................           5,000           5,456
GMAC Series E Medium-Term Note 6.750% 7/10/02....................................................           9,000           9,157
Halifax Series E Medium-Term Note 6.000% 2/26/08.................................................           2,000           1,985
Health Care Properties 6.875% 6/8/05.............................................................           5,000           5,003
Merrill Lynch 6.550% 8/1/04......................................................................           6,000           6,143
Salomon (Traveler's Group ) 6.750% 1/15/06.......................................................           2,000           2,048
                                                                                                                          -------
                                                                                                                           44,460
FOREIGN SOVEREIGN REGIONAL BONDS (3.7%)
Corporacion Andina de Fomento (Yankee Issue)
   7.375% 7/21/00................................................................................           6,000           6,078
Financiera Energetica 9.000% 11/8/99 (a).........................................................           4,250           4,292
Republic of Slovenia 7.000% 8/6/01 (a)...........................................................           6,000           6,143
                                                                                                                          -------
                                                                                                                           16,513


SR&F Intermediate Bond Fund Portfolio CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL          MARKET
                                                                                                           AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
HEALTH SERVICE & EQUIPMENT (1.0%)
Tenet Healthcare 7.875% 1/15/03..................................................................         $ 4,000         $ 4,077

HOTELS & ENTERTAINMENT (3.5%)
MGM Grand 6.950% 2/1/05..........................................................................           5,000           4,970
Prime Hospitality 9.250% 1/15/06.................................................................           2,500           2,650
Rank Group Finance (Yankee Issue) 6.750% 11/30/04................................................           7,900           8,021
                                                                                                                          -------
                                                                                                                           15,641
INSURANCE (3.3%)
Prudential Insurance 7.650% 7/1/07 (a)...........................................................           7,250           7,841
Zurich Capital Trust 8.376% 6/1/37 (a)...........................................................           6,000           6,650
                                                                                                                          -------
                                                                                                                           14,491
MANUFACTURING (3.5%)
Owens-Illinois 7.850% 5/15/04....................................................................           4,000           4,173
Tyco International Group (Yankee Issue) 6.375% 6/15/05...........................................           6,000           6,018
USX 6.850% 3/1/08................................................................................           5,000           5,044
                                                                                                                          -------
                                                                                                                           15,235
MINING (1.1%)
Freeport-McMoran Copper & Gold 7.500% 11/15/06...................................................           2,700           2,018
PT Alatief Freeport Financial (Yankee Issue) 9.750% 4/15/01......................................           3,500           3,080
                                                                                                                          -------
                                                                                                                            5,098
MORTGAGE-BACKED SECURITIES (7.3%)
American Mortgage Trust Series 1993-3 Class 3B
   8.190% 9/27/22................................................................................           2,789           2,766
First Union-Lehman Brothers Commercial Mortgage Series 1997-C2
   Series A3 6.650% 12/18/07.....................................................................           7,000           7,197
Kidder Peabody Acceptance Series 1994-C3 Class A2
   8.500% 4/1/07.................................................................................           3,500           3,934
Merrill Lynch Mortgage Investors Series 1995-C3
   Class A3 7.088% 12/26/25......................................................................           4,000           4,250
Merrill Lynch Trust Series 20 Class D 8.000% 12/20/18............................................           2,441           2,490
Nomura Asset Securities Series 1996-MD5 Class A-1B
   7.120% 4/13/36................................................................................           3,000           3,229
Resolution Trust Series 1992-C5 Class C
   8.850% 5/25/22................................................................................           2,334           2,394
Structured Assets Securities
   6.525% 2/25/28 Series 1996-CFL Class C........................................................           3,684           3,684
   Zero Coupon (Yield to Maturity 9.806%) 2/25/28
     Series 1996-CFL Class X1-IO.................................................................          44,174           2,340
                                                                                                                          -------
                                                                                                                           32,284
NATURAL GAS & OIL (5.5%)
Gulf Canada Resources (Yankee Issue) 8.250% 3/15/17..............................................           3,000           3,363
Newfield Exploration 7.450% 10/15/07 (a).........................................................           1,500           1,526
Northwest Pipeline 6.625% 12/1/07................................................................           6,000           6,196
PDVSA Finance Series 1998-1D 7.400% 8/15/16 (a)..................................................           2,500           2,497
Vastar Resources 6.000% 4/20/00..................................................................           4,000           4,002
YPF Sociedad Anonima (Yankee Issues)
   7.500% 10/26/02...............................................................................           3,756           3,840
   7.250% 3/15/03................................................................................           3,000           2,916
                                                                                                                          -------
                                                                                                                           24,340
REAL ESTATE INVESTMENT TRUSTS (4.6%)
Dynex Capital 7.875% 7/15/02.....................................................................           3,250           3,222
Federal Realty Investment Trust
   6.625% 12/1/05................................................................................           2,750           2,730
   7.480% 8/15/26................................................................................           3,500           3,661
Felcor Suites 7.375% 10/1/04 (a).................................................................           3,000           2,923


SR&F Intermediate Bond Fund Portfolio CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL          MARKET
                                                                                                           AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Meditrust 7.820% 9/10/26.........................................................................         $ 4,200         $ 4,297
Susa Partnership 7.125% 11/1/03..................................................................           3,250           3,336
                                                                                                                         --------
                                                                                                                           20,169
RETAIL (4.1%)
Dayton Hudson 6.750% 1/1/28......................................................................           3,000           3,031
Tommy Hilfiger USA 6.850% 6/1/08.................................................................           6,750           6,738
Price/Costco 7.125% 6/15/05......................................................................           1,650           1,725
Rite Aid 7.625% 4/15/05..........................................................................           6,000           6,405
                                                                                                                         --------
                                                                                                                           17,899
TELECOMMUNICATIONS (5.3%)
Cable & Wireless Communications (Yankee Issue)
   6.625% 3/6/05.................................................................................           3,250           3,280
GTE Hawaiian Telephone Series A 7.000% 2/1/06....................................................           5,500           5,738
PanAmSat 6.125% 1/15/05 (a)......................................................................           9,000           8,887
WorldCom 9.375% 1/15/04..........................................................................           5,000           5,251
                                                                                                                         --------
                                                                                                                           23,156
TRANSPORTATION (0.7%)
Federal Express Pass-Through Certificates
   Series A1 7.530% 9/23/06......................................................................           3,150           3,315

UTILITIES (5.3%)
National Power 7.125% 7/11/01....................................................................           5,000           5,147
National Rural Utilities
   6.000% 1/15/04................................................................................          11,500          11,456
   6.375% 10/15/04...............................................................................           2,500           2,535
Oglethorpe Power 6.974% 6/30/11..................................................................           4,000           4,112
                                                                                                                         --------
                                                                                                                           23,250
                                                                                                                         --------
TOTAL LONG-TERM OBLIGATIONS
   (Cost $408,225)...............................................................................                         415,550
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
EQUITY-RELATED SECURITIES (0.9%)                                                                           SHARES
------------------------------------------------------------------------------------------------------------------------------------


PREFERRED STOCK (0.9%)
FINANCIAL (0.9%)
Pinto Totta International Finance $7.770 (gtd. by
   Banco Pinto Totto Mayor) (a) (Cost $4,014)....................................................           4,000           4,161
------------------------------------------------------------------------------------------------------------------------------------


SR&F Intermediate Bond Fund Portfolio CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL          MARKET
SHORT-TERM OBLIGATION (4.2%)                                                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER
Associates Corp. of North America 6.250% 7/1/98
   (Amortized cost $18,445)......................................................................        $ 18,445        $ 18,445

------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (99.5%)
   (Cost $430,684) (b)...........................................................................                         438,156
OTHER ASSETS, LESS LIABILITIES (0.5%)............................................................                           2,009
                                                                                                                         --------
TOTAL NET ASSETS (100.0%)........................................................................                        $440,165
                                                                                                                         ========

NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Represents private placement securities issued under Rule 144A, which are exempt from the registration requirements of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Portfolio, and any resale by the Portfolio must be in an exempt transaction, normally to other qualified institutional investors. At June 30, 1998, the aggregate value of the Portfolio's private placement securities was $76,013 (aggregate cost $75,438) which represented 17.3 percent of net assets.
(b) At June 30, 1998, the cost of investments for federal income tax purposes was $430,758. Net unrealized appreciation was $7,398, consisting of gross unrealized appreciation of $9,914 and gross unrealized depreciation of $2,516.
(c) The following futures contracts were open at June 30, 1998:

                                NUMBER OF     CONTRACT                UNREALIZED
    TYPE           POSITION     CONTRACTS      VALUE      EXPIRATION     LOSS
    -----------   ----------    ----------   ----------   ----------  ---------
    10 YR T-Note     Long          473        $53,848        9/98       $435


See accompanying Notes to Financial Statements.

Stein Roe Advisor Intermediate Bond Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 1998
(All amounts in thousands, except per-share amount)

ASSETS
Investment in SR&F Intermediate Bond Portfolio, at value.....      $2,124
Cash.........................................................          15
Receivable for fund shares sold..............................           5
Other assets.................................................           2
                                                                ---------
   Total assets..............................................       2,146
                                                                ---------
LIABILITIES
Payable to investment adviser ...............................           8
Dividends payable............................................           5
Other liabilities............................................          11
                                                                ---------
   Total liabilities.........................................          24
                                                                ---------
   Net assets................................................      $2,122
                                                                =========
ANALYSIS OF NET ASSETS
Paid-in capital..............................................      $2,117
Net unrealized appreciation on investments...................           9
Accumulated net realized losses on investments ..............         (4)
                                                                ---------
   Net assets................................................      $2,122
                                                                =========
Shares outstanding (unlimited number authorized).............         212
                                                                =========
Net asset value per share....................................      $10.01
                                                                =========

See accompanying Notes to Financial Statements.

Stein Roe Advisor Intermediate Bond Fund
--------------------------------------------------------------------------------
Statement of Operations
For the period ended June 30, 1998 (a)
(All amounts in thousands)
INVESTMENT INCOME
Interest allocated from SR&F Intermediate Bond Portfolio................   $  22
                                                                         -------
EXPENSES
Audit and legal fees....................................................      11
Accounting fees.........................................................      10
Trustees' fees..........................................................       3
SEC and state registration fees.........................................       2
Expenses allocated from SR&F Intermediate Bond Portfolio................       1
Printing and postage....................................................       1
Transfer agent fees.....................................................       1
12b-1 distribution and service fees.....................................       1
Other...................................................................       2
                                                                         -------
   Total expenses.......................................................      32
Reimbursement of expenses by investment adviser.........................    (29)
                                                                         -------
   Net expenses.........................................................       3
                                                                         -------
   Net investment income................................................      19
                                                                         -------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized losses on investments and futures transactions allocated
   from SR&F Intermediate Bond Portfolio................................     (4)
Change in unrealized appreciation or depreciation on investments........       9
                                                                         -------
   Net gains on investments.............................................       5
                                                                         -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................   $  24
                                                                         =======


(a) From commencement of operations on February 4, 1998.


See accompanying Notes to Financial Statements.

Stein Roe Advisor Intermediate Bond Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets For the period ended June 30, 1998 (a) (All amounts in thousands)

OPERATIONS
Net investment income.................................................   $    19
Net realized losses on investments....................................       (4)
Net change in unrealized appreciation or depreciation on investments..         9
                                                                        --------
   Net increase in net assets resulting from operations...............        24
                                                                        --------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income..............................      (19)
                                                                        --------
SHARE TRANSACTIONS
Subscriptions to fund shares..........................................     2,200
Value of distributions reinvested.....................................         3
Redemptions of fund shares............................................      (86)
                                                                        --------
   Net increase from share transactions...............................     2,117
                                                                        --------
   Net increase in net assets.........................................     2,122

TOTAL NET ASSETS
Beginning of period...................................................        --
                                                                        --------
End of period.........................................................   $ 2,122
                                                                        ========
ANALYSES OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares .........................................       220
Issued in reinvestment of distributions...............................         1
Redemptions of fund shares............................................       (9)
                                                                        --------
   Net increase in fund shares........................................       212
Shares outstanding at beginning of period.............................        --
                                                                        --------
Shares outstanding at end of period...................................       212
                                                                        ========


(a)          From commencement of operations on February 4, 1998.


See accompanying Notes to Financial Statements.

SR&F Intermediate Bond Portfolio
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
June 30, 1998
(All amounts in thousands)

ASSETS
Investments, at market value (cost $430,684)...................        $438,156
Accrued interest receivable....................................           8,063
Receivable for investments sold................................           2,501
Other assets...................................................              29
                                                                   ------------
   Total assets................................................         448,749
                                                                   ------------
LIABILITIES
Cash overdraft.................................................           8,345
Payable to investment adviser..................................             137
Variation margin payable on futures............................              89
Other liabilities..............................................              13
                                                                   ------------
   Total liabilities...........................................           8,584
                                                                   ------------
   Net assets applicable to investors' beneficial interest.....        $440,165
                                                                   ============


See accompanying Notes to Financial Statements.

SR&F Intermediate Bond Portfolio
--------------------------------------------------------------------------------

Statement of Operations
For the period ended June 30, 1998 (a)
(All amounts in thousands)
INVESTMENT INCOME
Interest income.......................................................  $12,185
                                                                        -------
EXPENSES
Management fees.......................................................      596
Audit and legal fees..................................................       16
Accounting fees.......................................................       14
Trustees' fees........................................................        9
Other.................................................................       28
                                                                        -------
   Total expenses.....................................................      663
                                                                        -------
   Net investment income..............................................   11,522
                                                                        -------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments.....................................      976
Net realized gains on futures transactions............................       77
Net change in unrealized appreciation or depreciation on investments..    (623)
                                                                        -------
   Net gains on investments ..........................................      430
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................  $11,952
                                                                        =======


(a) From commencement of operations on February 2, 1998.


See accompanying Notes to Financial Statements.

SR&F Intermediate Bond Portfolio
--------------------------------------------------------------------------------

Statement of Changes in Net Assets For the period ended June 30, 1998 (a) (All amounts in thousands)

OPERATIONS
Net investment income................................................. $  11,522
Net realized gains on investments.....................................     1,053
Net change in unrealized appreciation or depreciation on investments..     (623)
                                                                       ---------
   Net increase in net assets resulting from operations...............    11,952
                                                                       ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions.........................................................   461,444
Withdrawals...........................................................  (33,231)
                                                                       ---------
   Net increase from transactions in investors' beneficial interest...   428,213
                                                                       ---------
   Net increase in net assets.........................................   440,165

TOTAL NET ASSETS
Beginning of period...................................................        --
                                                                       ---------
End of period......................................................... $ 440,165
                                                                       =========


(a) From commencement of operations on February 2, 1998.


See accompanying Notes to Financial Statements.

Notes to Financial Statements
--------------------------------------------------------------------------------
(All amounts in thousands)



Note 1. Organization

Stein Roe Advisor Intermediate Bond Fund (the "Fund") is a series of Stein Roe Advisor Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Intermediate Bond Portfolio (the "Portfolio"), which seeks high current income consistent with capital preservation by investing primarily in a diversified portfolio of marketable debt securities with an expected average life between three and 10 years.

    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, Stein Roe Intermediate Bond Fund contributed $427,315 in securities and other assets in exchange for beneficial ownership of the Portfolio. At February 4, 1998, Stein Roe Advisor Intermediate Bond Fund contributed $100 in securities and other assets. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on their respective percentage of ownership. At June 30, 1998, Stein Roe Intermediate Bond Fund and Stein Roe Advisor Intermediate Bond Fund owned 99.5 percent and
0.5 percent, respectively, of the Portfolio.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund and Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. There were no when-issued or delayed delivery purchase commitments as of June 30, 1998.

Investment Valuations

All securities are valued as of June 30, 1998. Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service. Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Adviser, based on quotations for comparable securities. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Futures Contracts

During the period ended June 30, 1998, the Portfolio entered into U.S. Treasury security futures contracts to either hedge against expected declines of its portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

    Upon entering into a futures contract, the Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. See the Portfolio's schedule of investments for a summary of open futures contracts at June 30, 1998.

Notes to Financial Statements CONTINUED
--------------------------------------------------------------------------------

Federal Income Taxes

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on their respective percentages of ownership.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

Note 3. Trustees' Fees and Transactions with Affiliates

The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment adviser and manager.

    The management fee for the Portfolio is computed at an annual rate of .35 of 1 percent of average daily net assets. The administrative fee for the Fund is computed at an annual rate of .15 of 1 percent of average daily net assets.

    The Adviser also provides fund accounting services.

    The Adviser has agreed to reimburse the Fund to the extent that expenses exceed 1.00 percent of average annual net assets. This expense limitation expires on January 31, 1999, subject to earlier termination by the Adviser on 30 days notice.

    Shares of the Fund are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. The trustees of the Trust have adopted a plan of distribution and service pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for services and/or distribution, the Distributor receives from the Fund a fee at an annual rate not to exceed 0.25 percent of average daily net assets.

    Transfer agent fees are paid to Colonial Investor Services Inc. (CISC), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company.

Certain officers and trustees of the Trust are also officers of the Adviser. No remuneration was paid to any other trustee or officer of the Trust.

Note 4. Short-Term Debt

To facilitate portfolio liquidity, the Fund and Portfolio maintain borrowing arrangements under which they can borrow against portfolio securities. There were no borrowings by either the Fund or the Portfolio during the period ended June 30, 1998.

Note 5. Investment Transactions

The Portfolio's aggregate cost of purchases and proceeds from sales or maturities of securities, excluding short-term obligations, for the period ended June 30, 1998, were $364,428 and $346,687, respectively.

Financial Highlights
--------------------------------------------------------------------------------

Stein Roe Advisor Intermediate Bond Fund

Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data.

                                                                        PERIOD
                                                                         ENDED
                                                                      JUNE 30,
                                                                      1998 (A)
                                                                  ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $     10.00
                                                                   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income....................................              0.24
   Net realized and unrealized gain ........................              0.01
                                                                   -----------
     Total from investment operations.......................              0.25
                                                                   -----------

DISTRIBUTIONS
   Net investment income....................................            (0.24)
                                                                   -----------
NET ASSET VALUE, END OF PERIOD..............................       $     10.01
                                                                  ============

Ratio of net expenses to average net assets (b).............          1.00%(d)
Ratio of net investment income to average net assets (c)....          6.06%(d)
Total return (c)............................................             2.52%
Net assets, end of period (000's)...........................          $  2,122


(a) From commencement of operations on February 4, 1998.
(b) If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, this ratio would have been 10.50% for the period ended June 30, 1998.
(c) Computed giving effect to Adviser's expense limitation undertaking. (d) Annualized

Financial Highlights CONTINUED
--------------------------------------------------------------------------------

SR&F Intermediate Bond Portfolio


                                                                 PERIOD
                                                                  ENDED
                                                               JUNE 30,
                                                               1998 (A)
                                                           ------------
SELECTED RATIOS
Ratio of net expenses to average net assets................    0.39%(b)
Ratio of net investment income to average net assets.......    6.77%(b)
Portfolio turnover rate....................................         86%


(a) From commencement of operations on February 2, 1998.
(b) Annualized

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Trustees of the Stein Roe Advisor Trust and the SR&F Base Trust

We have audited the accompanying statement of assets and liabilities of Stein Roe Advisor Intermediate Bond Fund as of June 30, 1998 and the related statement of operations, statement of changes in net assets and financial highlights for the period February 4, 1998 to June 30, 1998. We have also audited the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F Intermediate Bond Portfolio as of June 30, 1998 and the related statement of operations, statement of changes in net assets and financial highlights for the period February 2, 1998 to June 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's and Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Stein Roe Advisor Intermediate Bond Fund and SR&F Intermediate Bond Portfolio at June 30, 1998, and the results of their operations, the changes in their net assets, and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


   Signature of  Ernst & Young LLP


Chicago, Illinois
August 14, 1998

Stein Roe Advisor Trust
--------------------------------------------------------------------------------

Trustees
Thomas W. Butch
President, Mutual Fund Division and Director,
   Stein Roe & Farnham Incorporated
William W. Boyd
Chairman and Director, Sterling Plumbing
   Group Inc.
Lindsay Cook
Senior Vice President, Liberty Financial
   Companies, Inc.
Douglas A. Hacker
Senior Vice President and Chief Financial
   Officer, United Airlines
Janet Langford Kelly
Senior Vice President, Secretary and General
   Counsel, Sara Lee Corporation
Charles R. Nelson
Van Voorhis Professor of Political Economy,
   University of Washington
Thomas C. Theobald
Managing Partner, William Blair Capital Partners

Officers
Thomas W. Butch, President
William D. Andrews, Executive Vice President
Loren A. Hansen, Executive Vice President
Hans P. Ziegler, Executive Vice President
Gary A. Anetsberger, Senior Vice President, Chief Financial Officer David P. Brady, Vice President
Kevin M. Carome, Vice President, Assistant Secretary
Daniel K. Cantor, Vice President
Erik P. Gustafson, Vice President
David P. Harris, Vice President
Harvey B. Hirschhorn, Vice President
Michael T. Kennedy, Vice President
Stephen F. Lockman, Vice President
Eric S. Maddix, Vice President
Lynn C. Maddox, Vice President
M. Jane McCart, Vice President
John S. McLandsborough, Vice President
Arthur J. McQueen, Vice President
Nicolette D. Parrish, Vice President, Assistant Secretary
Richard B. Peterson, Vice President
M. Gerard Sandel, Vice President
Gloria J. Santella, Vice President
Heidi J. Walter, Vice President, Secretary
Sharon R. Robertson, Controller
Scott E. Volk, Treasurer
Margaret O. Zwick, Assistant Treasurer
Janet B. Rysz, Assistant Secretary

Agents and Advisers
Stein Roe & Farnham Incorporated
   Investment Adviser
State Street Bank and Trust Company
   Custodian
Colonial Investors Service Center, Inc.
   Transfer Agent
Bell, Boyd & Lloyd
   Legal Counsel to the Trust
Ernst & Young LLP
   Independent Auditors

                               Stein Roe & Farnham
                             One South Wacker Drive
                             Chicago, IL 60606-1130
                                www.steinroe.com

                         Liberty Funds Distributor, Inc.